Loss (earnings) per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Loss Per Share
Net loss (earnings)	$ 5,577	$ 4,060	$ (40,059)	$ 8,985
Weighted average basic number of shares outstanding	136,600,071	117,893,013	131,266,530	117,861,667
Basic loss (earnings) per share	$ 0.04	$ 0.03	$ (0.31)	$ 0.08
Weighted average diluted number of shares outstanding	136,600,071	117,893,013	139,492,021	117,861,667
Diluted (earnings) loss per share	$ 0.04	$ 0.03	$ (0.29)	$ 0.08